Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Contribution to defined retirement savings plan	$ 958	$ 976	$ 1,075